UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8573

Name of Fund: MuniHoldings California Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
        Officer, MuniHoldings California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2005                      (in Thousands)

                       Face
                     Amount     Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
California - 155.9%
----------------------------------------------------------------------------------------------------------------------------------
                   $  1,000     ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's           $   1,111
                                Hospital Medical Center), 6% due 12/01/2029 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      3,345     ABC California Unified School District, GO, Series A, 5.625% due 8/01/2020 (f)(j)            3,583
                   ---------------------------------------------------------------------------------------------------------------
                      4,000     Acalanes, California, Unified High School District, GO, 5.80% due 8/01/2007 (f)(i)           4,308
                   ---------------------------------------------------------------------------------------------------------------
                     12,380     Alameda County, California, COP (Financing Project), 6% due 9/01/2006 (b)(i)                13,161
                   ---------------------------------------------------------------------------------------------------------------
                      2,585     Alameda County, California, COP, RIB, Series 410, 9.42% due 9/01/2021 (b)(g)                 2,911
                   ---------------------------------------------------------------------------------------------------------------
                      4,535     Bakersfield, California, COP, Refunding (Convention Center Expansion Project),               4,809
                                5.875% due 4/01/2022 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      3,885     Berkeley, California, GO, Series C, 5.375% due 9/01/2029 (c)                                 4,122
                   ---------------------------------------------------------------------------------------------------------------
                                Berkeley, California, Unified School District, GO, Series I (f):
                      1,000         5.75% due 8/01/2019                                                                      1,088
                      1,000         5.75% due 8/01/2020                                                                      1,086
                      4,520         5.875% due 8/01/2024                                                                     4,926

                   ---------------------------------------------------------------------------------------------------------------
                      7,120     Burbank, California, Unified School District, Capital Appreciation, GO (Election             2,238
                                of 1997), Series C, 4.84%* due 7/01/2027 (c)
                   ---------------------------------------------------------------------------------------------------------------
                      2,925     Cajon Valley, California, Union School District, GO, Series B, 5.50% due 8/01/2027 (b)       3,170
                   ---------------------------------------------------------------------------------------------------------------
                      2,180     California Community College Financing Authority, Lease Revenue Bonds                        2,387
                                (Grossmont-Palomar-Shasta), Series A, 5.625% due 4/01/2026 (b)
                   ---------------------------------------------------------------------------------------------------------------
                                California Educational Facilities Authority, Revenue Refunding Bonds (Occidental
                                College) (b)(i):
                      5,815         5.625% due 10/01/2007                                                                    6,277
                      5,000         5.70% due 10/01/2007                                                                     5,363

                   ---------------------------------------------------------------------------------------------------------------
                        380     California HFA, Home Mortgage Revenue Bonds, Series D, 5.85% due 8/01/2017                     400
                   ---------------------------------------------------------------------------------------------------------------
                                California HFA, S/F Mortgage Revenue Bonds, AMT (b):
                        530         Series A-1, Class II, 6% due 8/01/2020                                                     551
                      1,170         Series C-2, Class II, 5.625% due 8/01/2020 (d)                                           1,214
                   ---------------------------------------------------------------------------------------------------------------
                      9,250     California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),          9,883
                                Series A, 5.50% due 6/01/2022 (f)(j)
                   ---------------------------------------------------------------------------------------------------------------
                                California Health Facilities Financing Authority, Revenue Refunding Bonds:
                      2,500         (Catholic Healthcare West), Series A, 6% due 7/01/2025 (b)                               2,636
                      4,500         (Children's Hospital), 5.375% due 7/01/2020 (b)                                          4,711
                      3,950         (De Las Companas), Series A, 5.75% due 7/01/2015 (a)                                     4,057

Portfolio Abbreviations

To simplify the listings of MuniHoldings California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
GO        General Obligation Bonds
HFA       Housing Finance Agency
M/F       Multi-Family
RIB       Residual Interest Bonds
S/F       Single-Family
VRDN      Variable Rate Demand Notes

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2005                      (in Thousands)

                       Face
                     Amount     Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                   $  1,900     California Infrastructure and Economic Development Bank Revenue Bonds                    $   2,115
                                (Los Angeles County Department of Public Social Services), 5.75% due 9/01/2023 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      5,000     California State Department of Veteran Affairs, Home Purpose Revenue                         5,073
                                Refunding Bonds, Series C, 6.15% due 12/01/2027
                   ---------------------------------------------------------------------------------------------------------------
                                California State Department of Water Resources, Power Supply Revenue Bonds:
                      6,000         Series A, 5.75% due 5/01/2017                                                            6,632
                        750         VRDN, Series C-3, 2.10% due 5/01/2022 (a)(h)                                               750
                   ---------------------------------------------------------------------------------------------------------------
                      6,400     California State Department of Water Resources Revenue Bonds (Central                        6,416
                                Valley Project), 5.25% due 7/01/2022
                   ---------------------------------------------------------------------------------------------------------------
                     20,000     California State Public Works Board, Lease Revenue Bonds (Various                           21,076
                                University of California Projects), Series C, 5.125% due 9/01/2022 (a)
                   ---------------------------------------------------------------------------------------------------------------
                                California State Public Works Board, Lease Revenue Refunding Bonds:
                      5,025         (California State University), Series A, 5.50% due 10/01/2014 (b)                        5,316
                      8,750         (Department of Corrections), Series B, 5.625% due 11/01/2019 (b)                         9,274
                      2,625         (Various Community College Projects), Series B, 5.625% due 3/01/2019 (a)                 2,741
                   ---------------------------------------------------------------------------------------------------------------
                      2,000     California State, GO, 5.50% due 6/01/2025 (c)                                                2,142
                   ---------------------------------------------------------------------------------------------------------------
                                California State, GO, Refunding:
                     15,000         5% due 3/01/2034 (a)                                                                    15,431
                      6,000         5.25% due 2/01/2026 (b)                                                                  6,322
                      3,175         5.75% due 12/01/2029                                                                     3,486
                      7,000         RIB, AMT, Series 777X, 8.13% due 12/01/2021 (b)(g)                                       7,233
                      4,130         Veterans, AMT, Series B, 5.45% due 12/01/2017 (b)                                        4,245
                   ---------------------------------------------------------------------------------------------------------------
                      7,050     California State, Various Purpose, GO, 5.50% due 11/01/2033                                  7,547
                   ---------------------------------------------------------------------------------------------------------------
                                California Statewide Communities Development Authority COP:
                      9,500         Refunding (Huntington Memorial Hospital), 5.80% due 7/01/2026 (e)                        9,980
                      5,000         (Sutter Health Obligation Group), 6% due 8/15/2025 (b)                                   5,159
                   ---------------------------------------------------------------------------------------------------------------
                      4,915     California Statewide Communities Development Authority, Health Facility                      5,554
                                Revenue Bonds (Memorial Health Services), Series A, 6% due 10/01/2023 (f)
                   ---------------------------------------------------------------------------------------------------------------
                      1,090     California Statewide Communities Development Authority Revenue Bonds                         1,151
                                (Los Angeles Orthopedic Hospital Foundation), 5.50% due 6/01/2019 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      1,640     Campbell, California, Unified High School District, GO, 5.70% due 8/01/2025 (f)              1,804
                   ---------------------------------------------------------------------------------------------------------------
                                Capistrano, California, Unified Public Financing Authority, Special Tax,
                                Revenue Refunding Bonds, First Lien, Series A (a):
                     16,770          5.70% due 9/01/2016                                                                    17,741
                     10,640          5.70% due 9/01/2020                                                                    11,267
                   ---------------------------------------------------------------------------------------------------------------
                      8,705     Castaic Lake, California, Water Agency Revenue Bonds, COP (Water System                      9,400
                                Improvement Project), 5.50% due 8/01/2023 (a)
                   ---------------------------------------------------------------------------------------------------------------
                                Chino, California, Unified School District, COP, Refunding (f):
                      1,695         6.125% due 9/01/2005 (i)                                                                 1,755
                      5,300         6.125% due 9/01/2026                                                                     5,473
                   ---------------------------------------------------------------------------------------------------------------
                      5,000     Clovis, California, Unified School District, Capital Appreciation, GO (Election              1,743
                                of 2004), Series A, 4.80%* due 8/01/2025 (C)
                   ---------------------------------------------------------------------------------------------------------------
                      2,500     Colton, California, Joint Unified School District, GO, Series A, 5.375%                      2,680
                                due 8/01/2026 (c)
                   ---------------------------------------------------------------------------------------------------------------
                      7,800     Contra Costa, California, Community College District, GO (Election of 2002),                 8,094
                                5% due 8/01/2028 (b)
                   ---------------------------------------------------------------------------------------------------------------

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2005                      (in Thousands)

                       Face
                     Amount     Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                Contra Costa County, California, COP, Refunding:
                   $  4,570         (Capital Projects Program), 5.25% due 2/01/2021 (a)                                  $   4,807
                      2,000         (Merrithew Memorial Hospital Project), 5.50% due 11/01/2022 (b)                          2,139
                      6,000         DRIVERS, Series 154, 8.334% due 11/01/2017 (b)(g)                                        6,853
                   ---------------------------------------------------------------------------------------------------------------
                      8,500     Corona, California, COP (Clearwater Cogeneration Project), 5% due 9/01/2028 (b)              8,717
                   ---------------------------------------------------------------------------------------------------------------
                      5,000     Covina-Valley, California, Unified School District, Capital Appreciation, GO                 1,578
                                (Election of 2001), Series B, 5.15%* due 6/01/2027 (c)
                   ---------------------------------------------------------------------------------------------------------------
                      2,395     Covina-Valley, California, Unified School District, GO, Refunding, Series A,                 2,607
                                5.50% due 8/01/2026 (f)
                   ---------------------------------------------------------------------------------------------------------------
                      3,750     Culver City, California, Redevelopment Finance Authority, Revenue Refunding                  4,090
                                Bonds, Tax Allocation, Series A, 5.60% due 11/01/2025 (f)
                   ---------------------------------------------------------------------------------------------------------------
                      1,870     Davis, California, Joint Unified School District, Community Facilities District,             1,952
                                Special Tax Refunding Bonds, Number 1, 5.50% due 8/15/2021 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      7,500     Desert Sands, California, Unified School District, GO (Election of 2001), 5%                 7,773
                                due 6/01/2029 (f)
                   ---------------------------------------------------------------------------------------------------------------
                                East Side Union High School District, California, Santa Clara County, GO,
                                Series E (c)(j):
                      6,205         5% due 9/01/2022                                                                         6,433
                      5,655         5% due 9/01/2023                                                                         5,863
                   ---------------------------------------------------------------------------------------------------------------
                      7,000     El Dorado County, California, Public Agency Financing Authority, Revenue                     7,319
                                Refunding Bonds, 5.50% due 2/15/2021 (c)
                   ---------------------------------------------------------------------------------------------------------------
                      9,095     El Monte, California, Unified School District, GO (Election of 2002), Series B, 5%           9,448
                                due 3/01/2029 (b)
                   ---------------------------------------------------------------------------------------------------------------
                                Escondido, California, COP, Refunding:
                      1,000          Series A, 5.75% due 9/01/2024 (c)                                                       1,102
                      5,000         (Wastewater Project), 5.70% due 9/01/2006 (a)(i)                                         5,311
                   ---------------------------------------------------------------------------------------------------------------
                      5,000     Fontana, California, Redevelopment Agency, Tax Allocation Refunding Bonds                    5,189
                                (Southwest Industrial Park Project), 5% due 9/01/2022 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      5,000     Foothill-De Anza, California, Community College District, GO, Refunding, 5%                  5,145
                                due 8/01/2030 (c)
                   ---------------------------------------------------------------------------------------------------------------
                      1,875     Franklin-McKinley, California, School District, GO (Election of 2004), Series A,             1,950
                                5% due 8/01/2029 (c)
                   ---------------------------------------------------------------------------------------------------------------
                                Fremont, California, GO (Election of 2002), Series B (c):
                      1,055         5% due 8/01/2025                                                                         1,102
                      1,105         5% due 8/01/2026                                                                         1,153
                   ---------------------------------------------------------------------------------------------------------------
                      4,455     Fresno, California, Airport Revenue Bonds, AMT, Series B, 5.50% due 7/01/2020 (f)            4,720
                   ---------------------------------------------------------------------------------------------------------------
                      4,040     Garden Grove, California, COP (Financing Project), Series A, 5.50% due 3/01/2026 (a)         4,360
                   ---------------------------------------------------------------------------------------------------------------
                      5,200     Glendale, California, Unified School District, GO, Series B, 5.125% due 9/01/2023 (f)        5,464
                   ---------------------------------------------------------------------------------------------------------------
                                Hacienda La Puente, California, Unified School District, GO, Series A(b):
                      1,700         5.50% due 8/01/2020                                                                      1,853
                      1,500         5.25% due 8/01/2025                                                                      1,585
                   ---------------------------------------------------------------------------------------------------------------
                      4,565     Hemet, California, Unified School District, GO, Series A, 5.375% due 8/01/2026 (b)           4,881
                   ---------------------------------------------------------------------------------------------------------------
                      9,205     Industry, California, Urban Development Agency, Tax Allocation Refunding Bonds               9,737
                                (Civic-Recreational-Industrial Redevelopment Project No. 1), 5.50% due 5/01/2020 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      1,700     Inglewood, California, Unified School District, GO, Series A, 5.60% due 10/01/2024 (c)       1,853
                   ---------------------------------------------------------------------------------------------------------------

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2005                      (in Thousands)

                       Face
                     Amount     Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                   $  2,300     Irvine, California, Unified School District, Special Tax (Community Facilities District  $   2,478
                                Number 86-1), 5.375% due 11/01/2020 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      4,665     Irvine, California, Unified School District, Special Tax Refunding Bonds (Community          5,053
                                Facilities District Number 86-1), 5.80% due 11/01/2020 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      2,500     La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A,            2,660
                                5.25% due 9/01/2024 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      7,500     La Quinta, California, Redevelopment Agency, Housing Tax Allocation Bonds                    7,741
                                (Redevelopment Project Areas Number 1 & 2), 6% due 9/01/2005 (b)(i)
                   ---------------------------------------------------------------------------------------------------------------
                      4,000     Long Beach, California, Bond Finance Authority, Lease Revenue Bonds (Rainbow                 4,249
                                Harbor Refinancing Project), Series A, 5.25% due 5/01/2024 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      7,750     Long Beach, California, Bond Finance Authority Revenue Bonds (Redevelopment,                 7,944
                                Housing and Gas Utility Financings), Series A-1, 5% due 8/01/20035 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      3,740     Long Beach, California, Harbor Revenue Bonds, AMT, 5.375% due 5/15/2005 (b)(i)               3,827
                   ---------------------------------------------------------------------------------------------------------------
                     10,650     Los Altos, California, School District GO, Series A, 5% due 8/01/2023 (f)                   11,012
                   ---------------------------------------------------------------------------------------------------------------
                     12,265     Los Angeles, California, Community College District, GO, Series A, 5.50%                    13,751
                                due 8/01/2011 (b)(i)
                   ---------------------------------------------------------------------------------------------------------------
                     10,000     Los Angeles, California, Community Redevelopment Agency, Community Redevelopment            10,325
                                Financing Authority Revenue Bonds (Bunker Hill Project), Series A, 5% due 12/01/2027 (f)
                   ---------------------------------------------------------------------------------------------------------------
                      2,000     Los Angeles, California, Harbor Department Revenue Bonds, AMT, Series B, 5.375%              2,075
                                due 11/01/2023
                   ---------------------------------------------------------------------------------------------------------------
                        350     Los Angeles, California, M/F Housing, Revenue Refunding Bonds, Senior Series G, 5.65%          354
                                due 1/01/2014 (f)
                   ---------------------------------------------------------------------------------------------------------------
                      7,450     Los Angeles, California, Wastewater System, Revenue Refunding Bonds, Series A, 5%            7,676
                                due 6/01/2032 (f)
                   ---------------------------------------------------------------------------------------------------------------
                      3,750     Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue     3,944
                                Refunding Bonds, Proposition C, Second Tier Senior Series A, 5.25% due 7/01/2030 (c)
                   ---------------------------------------------------------------------------------------------------------------
                      2,735     Los Gatos, California, Unified School District, GO (Election 2001), Series B, 5%             2,823
                                due 8/01/2030 (f)
                   ---------------------------------------------------------------------------------------------------------------
                      1,890     Los Rios, California, Community College District, GO (Election of 2002), Series B, 5%        1,963
                                due 8/01/2027 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      5,000     Menlo Park, California, Community Development Agency, Tax Allocation (Las Pulgas             5,401
                                Community Development Project), 5.50% due 6/01/2025 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      9,000     Metropolitan Water District of Southern California, Waterworks Revenue Bonds,                9,283
                                Series B-1, 5% due 10/01/2033 (c)
                   ---------------------------------------------------------------------------------------------------------------
                      5,000     Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds,             5,163
                                5% due 9/01/2029 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      3,500     Mojave, California, Water Agency, GO, Refunding (Improvement District - Morongo              3,714
                                Basin), 5.80% due 9/01/2022 (c)
                   ---------------------------------------------------------------------------------------------------------------
                      2,000     Montebello, California, Community Redevelopment Agency, Housing Tax Allocation               2,142
                                Bonds, Series A, 5.45% due 9/01/2019 (f)
                   ---------------------------------------------------------------------------------------------------------------
                      4,150     Moorpark, California, Redevelopment Agency, Tax Allocation Bonds (Moorpark                   4,303
                                Redevelopment Project), 5.125% due 10/01/2031 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      2,315     Morgan Hill, California, Unified School District, GO, 5.75% due 8/01/2019 (c)                2,569
                   ---------------------------------------------------------------------------------------------------------------
                      3,730     Mount San Antonio, California, Community College District, GO, Series A, 5.375%              4,037
                                due 5/01/2022 (c)
                   ---------------------------------------------------------------------------------------------------------------
                     16,000     Norco, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Norco              16,687
                                Redevelopment Project-Area Number 1), 5.75% due 3/01/2026 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      2,140     North City West, California, School Facilities Financing Authority, Special Tax              2,273
                                Refunding Bonds, Series B, 6% due 9/01/2019 (f)
                   ---------------------------------------------------------------------------------------------------------------
                      3,275     Northern California Power Agency, Public Power, Revenue Refunding Bonds                      3,407
                                (Hydroelectric Project Number One), Series A, 5.125% due 7/01/2023 (b)
                   ---------------------------------------------------------------------------------------------------------------

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2005                      (in Thousands)

                       Face
                     Amount     Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                   $  9,995     Oakland, California, Alameda County Unified School District, GO, Refunding, Series C,    $  10,182
                                5.50% due 8/01/2019 (c)
                   ---------------------------------------------------------------------------------------------------------------
                                Oakland, California, Alameda County Unified School District, GO, Series F (b):
                      3,705         5.625% due 8/01/2020                                                                     4,034
                      5,245         5.625% due 8/01/2021                                                                     5,711
                      6,000         5.50% due 8/01/2024                                                                      6,497
                   ---------------------------------------------------------------------------------------------------------------
                                Oakland, California, GO:
                      2,500         (Measure 1), 5.85% due 12/15/2022 (c)                                                    2,674
                      1,300         Measure K, Series C, 5.80% due 12/15/2018 (b)                                            1,387
                   ---------------------------------------------------------------------------------------------------------------
                      7,105     Oakland, California, Joint Powers Financing Authority, Lease Revenue Bonds (Oakland          7,536
                                Administration Buildings), 5.75% due 8/01/2006 (a)(i)
                   ---------------------------------------------------------------------------------------------------------------
                     10,000     Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk            10,589
                                Sewer and Headworks Projects), Series A, 5.25% due 6/01/2034 (c)
                   ---------------------------------------------------------------------------------------------------------------
                      6,475     Palm Desert, California, Financing Authority, Tax Allocation Revenue Bonds (Project          6,648
                                Area Number 2), 5% due 8/01/2033 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      5,750     Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding Bonds         6,111
                                (Project Area Number 1), 5.45% due 4/01/2018 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      1,000     Palm Springs, California, COP, Refunding (Multiple Capital Facilities Project), 5.75%        1,071
                                due 4/01/2017 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      1,600     Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds                 1,749
                                (Convention Center Project), Series A, 5.50% due 11/01/2035 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      5,115     Perris, California, Unified School District, Capital Appreciation, GO, Series A, 5.20%*      1,476
                                due 9/01/2028 (c)
                   ---------------------------------------------------------------------------------------------------------------
                      4,000     Pittsburg, California, Public Financing Authority, Water Revenue Bonds, 5.50%                4,245
                                due 6/01/2027 (b)
                   ---------------------------------------------------------------------------------------------------------------
                                Pleasanton, California, Unified School District, GO (i):
                      2,700         Series D, 5.375% due 8/01/2007 (b)                                                       2,882
                      9,100         Series E, 5.50% due 8/01/2008 (c)                                                        9,938
                   ---------------------------------------------------------------------------------------------------------------
                      5,000     Port Oakland, California, Port Revenue Refunding Bonds, Series I, 5.40%                      5,371
                                due 11/01/2017 (b)
                   ---------------------------------------------------------------------------------------------------------------
                                Port Oakland, California, Revenue Bonds, AMT, Series K  (c):
                      3,500         5.75% due 11/01/2014                                                                     3,786
                     17,120         5.75% due 11/01/2029                                                                    18,417
                   ---------------------------------------------------------------------------------------------------------------
                     25,355     Port Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%                    26,565
                                due 11/01/2027 (c)
                   ---------------------------------------------------------------------------------------------------------------
                      2,205     Richmond, California, Joint Powers Financing Authority, Tax Allocation Revenue               2,404
                                Bonds, Series A, 5.50% due 9/01/2018 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      3,000     Riverside, California, COP, 5% due 9/01/2028 (a)                                             3,083
                   ---------------------------------------------------------------------------------------------------------------
                      1,700     Sacramento County, California, Airport System Revenue Bonds, Series A, 5.25%                 1,819
                                due 7/01/2017 (f)
                   ---------------------------------------------------------------------------------------------------------------
                      4,865     Sacramento County, California, Sanitation District Financing Authority Revenue               5,034
                                Bonds, Series A, 5% due 12/01/2035 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      3,715     Sacramento County, California, Sanitation District Financing Authority, Revenue              3,816
                                Refunding Bonds, 5% due 12/01/2027 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      9,000     Sacramento, California, Municipal Utility District, Electric Revenue Bonds, Series R,        9,279
                                5% due 8/15/2033 (b)
                   ---------------------------------------------------------------------------------------------------------------
                     10,825     Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,       11,403
                                Series L, 5.125% due 7/01/2022 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      3,500     Sacramento, California, Power Authority Revenue Bonds (Cogeneration Project),                3,690
                                5.875% due 7/01/2015 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      4,115     Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (f)             4,267
                   ---------------------------------------------------------------------------------------------------------------
                      1,480     San Bernardino County, California, COP, Refunding (Medical Center Financing                  1,513
                                Project), 5.50% due 8/01/2019 (b)
                   ---------------------------------------------------------------------------------------------------------------

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2005                      (in Thousands)

                       Face
                     Amount     Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                   $  5,440     San Bernardino, California, Joint Powers Financing Authority, Lease Revenue              $   5,642
                                Bonds (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      5,000     San Bernardino, California, Joint Powers Financing Authority, Tax Allocation                 5,164
                                Revenue Refunding Bonds, Series A, 5.75% due 10/01/2025 (f)
                   ---------------------------------------------------------------------------------------------------------------
                      5,055     San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds,           5,276
                                Series A, 5.25% due 5/15/2027 (c)
                   ---------------------------------------------------------------------------------------------------------------
                      6,480     San Diego, California, Unified School District, GO (Election of 1998), Series F,             6,722
                                5% due 7/01/2028 (f)
                   ---------------------------------------------------------------------------------------------------------------
                      6,795     San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue                7,303
                                Bonds, 5.50% due 7/01/2026 (c)
                   ---------------------------------------------------------------------------------------------------------------
                                San Francisco, California, City and County Airport Commission, International
                                Airport Revenue Bonds, AMT, Second Series:
                      5,830         Issue 10A, 5.50% due 5/01/2013 (b)                                                       6,088
                      5,750         Issue 12-A, 5.80% due 5/01/2021 (c)                                                      5,965
                      6,430         Issue 24A, 5.50% due 5/01/2024 (f)                                                       6,746
                   ---------------------------------------------------------------------------------------------------------------
                      8,900     San Francisco, California, State Building Authority, Lease Revenue Bonds (San                9,397
                                Francisco Civic Center Complex), Series A, 5.25% due 12/01/2021 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      2,000     San Jose-Santa Clara, California, Water Financing Authority, Sewer Revenue                   2,051
                                Bonds, Series A, 5.375% due 11/15/2020 (c)
                   ---------------------------------------------------------------------------------------------------------------
                                San Juan, California, Unified School District, GO:
                      3,955         5.625% due 8/01/2018 (c)                                                                 4,365
                      3,830         5.625% due 8/01/2019 (c)                                                                 4,227
                      4,250         (Election of 2002), 5% due 8/01/2028 (b)                                                 4,396
                   ---------------------------------------------------------------------------------------------------------------
                      2,300     San Mateo County, California, Community College District, COP, 5% due 10/01/2029 (b)         2,367
                   ---------------------------------------------------------------------------------------------------------------
                      5,000     San Mateo-Foster City, California, School District, GO, 5.30% due 8/01/2029 (c)              5,268
                   ---------------------------------------------------------------------------------------------------------------
                      5,025     San Rafael, California, Elementary School District, Capital Appreciation, GO (Election       1,410
                                of 2002), Series B, 4.98%* due 8/01/2029 (c)
                   ---------------------------------------------------------------------------------------------------------------
                     14,000     Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds (Bayshore               15,152
                                North Project), Series A, 5.50% due 6/01/2023 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      6,050     Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5%                   6,256
                                due 7/01/2028 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      9,750     Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds,         10,121
                                Series A, 5% due 11/15/2022 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      9,000     Santa Fe Springs, California, Community Development, Commission Tax Allocation               9,253
                                Refunding Bonds (Consolidated Redevelopment Project), Series A, 5% due 9/01/2022 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      5,110     Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake             5,629
                                Recovery Redevelopment Project), 6% due 7/01/2029 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      2,855     Santa Rosa, California, High School District, GO (Election of 2002), 5%                      2,953
                                due 8/01/2028 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      1,400     Sequoia, California, Unified High School District, GO (Election of 2004), 5%                 1,462
                                due 7/01/2027 (f)
                   ---------------------------------------------------------------------------------------------------------------
                      5,000     Southern California Public Power Authority, Power Project Revenue Bonds (Magnolia            5,146
                                Power Project), Series A-1, 5% due 7/01/2033 (a)
                   ---------------------------------------------------------------------------------------------------------------
                     13,250     Tracy, California, Area Public Facilities Financing Agency, Special Tax Refunding           14,076
                                Bonds (Community Facilities District Number 87-1), Series H, 5.875% due 10/01/2019 (b)
                   ---------------------------------------------------------------------------------------------------------------
                      6,655     Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A,                6,863
                                5% due 9/15/2033 (c)
                   ---------------------------------------------------------------------------------------------------------------

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2005                      (in Thousands)

                       Face
                     Amount     Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                   $  7,475     University of California, COP, Series A, 5.25% due 11/01/2024 (a)                        $   7,879
                   ---------------------------------------------------------------------------------------------------------------
                      7,370     University of California, General Revenue Refunding Bonds, Series A,                         7,561
                                5% due 5/15/2036 (a)
                   ---------------------------------------------------------------------------------------------------------------
                      9,875     University of California, Hospital Revenue Bonds (University of California Medical          10,355
                                Center), 5.75% due 7/01/2006 (a)(i)
                   ---------------------------------------------------------------------------------------------------------------
                      1,410     University of California, Revenue Bonds, Series K, 5.25% due 9/01/2024 (c)                   1,499
                   ---------------------------------------------------------------------------------------------------------------
                     16,000     University of California, Revenue Refunding Bonds (Multiple Purpose                         16,820
                                Projects), Series E, 5.125% due 9/01/2020 (b)
                   ---------------------------------------------------------------------------------------------------------------
                                Vista, California, Unified School District, GO:
                     10,000         Series A, 5.25% due 8/01/2025 (f)                                                       10,566
                      2,550         Series B, 5% due 8/01/2028 (c)                                                           2,638
                   ---------------------------------------------------------------------------------------------------------------
                      6,075     Washington, California, Unified School District (Yolo County), Capital                       1,705
                                Appreciation, GO (Election of 2004), Series A, 4.98%* due 8/01/2029 (c)
                   ---------------------------------------------------------------------------------------------------------------
                      5,825     West Contra Costa, California, Unified School District, Capital Appreciation,                1,635
                                GO (Election of 2002), Series C, 4.98%* due 8/01/2029 (c)
                   ---------------------------------------------------------------------------------------------------------------
                      6,690     West Contra Costa, California, Unified School District, GO (Election of 2002),               6,876
                                Series B, 5% due 8/01/2032 (f)
                   ---------------------------------------------------------------------------------------------------------------
                      3,145     Yorba Linda, California, Redevelopment Agency, Redevelopment Project Tax                     3,211
                                Allocation Revenue Bonds (Subordinate Lien), Series B, 5% due 9/01/2032 (a)
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.2%
----------------------------------------------------------------------------------------------------------------------------------
                      7,670     Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue        7,817
                                Bonds, Series B, 6% due 7/01/2005 (i)
                   ---------------------------------------------------------------------------------------------------------------
                     11,215     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH,                       12,020
                                5.30% due 7/01/2020 (f)
                   ---------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds (Cost - $923,649) - 159.1%                                           976,487

                     Shares
                       Held     Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                     16,681     CMA California Municipal Money Fund **                                                      16,681
----------------------------------------------------------------------------------------------------------------------------------
                                Total Short-Term Securities (Cost - $16,681) - 2.7%                                         16,681
----------------------------------------------------------------------------------------------------------------------------------
                                Total Investments (Cost - $940,330***) - 161.8%                                            993,168
                                                                                                                         ---------
                                Other Assets Less Liabilities - 1.7%                                                        10,794

                                Preferred Stock, at Redemption Value - (63.5%)                                            (390,075)
                                                                                                                         ---------
                                Net Assets Applicable to Common Stock - 100.0%                                           $ 613,887
                                                                                                                         =========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   Connie Lee Insured.
(f)   FSA Insured.
(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(h) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2005

(i)   Prerefunded.
(j)   Escrowed to maturity.
* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                 Net    Dividend
      Affiliate                                             Activity      Income
      --------------------------------------------------------------------------
      CMA  California Municipal Money Fund                   16,645       $   65
      --------------------------------------------------------------------------

*** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                 (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost                                                  $ 940,339
                                                                      =========
      Gross unrealized appreciation                                   $  54,079
      Gross unrealized depreciation                                      (1,250)
                                                                      ---------
      Net unrealized appreciation                                     $  52,829
                                                                      =========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniHoldings California Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings California Insured Fund, Inc.

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings California Insured Fund, Inc.

Date: May 23, 2005

By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    MuniHoldings California Insured Fund, Inc.

Date: May 23, 2005